Leases - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Leases [Line Items]
Right-of-use assets	$ 45,555	$ 88,393
Cash outflow for leases	24,500	19,400
Lease obligations	$ 45,083	$ 89,002
Bottom of Range
Disclosure Of Leases [Line Items]
Lease term	10 years
Top of Range
Disclosure Of Leases [Line Items]
Lease term	20 years
Properties | Bottom of Range
Disclosure Of Leases [Line Items]
Lease term	1 year
Properties | Top of Range
Disclosure Of Leases [Line Items]
Lease term	15 years
Production Equipment
Disclosure Of Leases [Line Items]
Shorter lease term period	12
Production Equipment | Ma’anshan
Disclosure Of Leases [Line Items]
Lease term	6 years
Lease obligations	$ 3,500
Production Equipment | Bottom of Range
Disclosure Of Leases [Line Items]
Lease term	1 year
Production Equipment | Top of Range
Disclosure Of Leases [Line Items]
Lease term	5 years